Equipment Financing (Details) - USD ($)		6 Months Ended
	Jul. 01, 2022	Jan. 31, 2023	Jun. 30, 2022
Equipment Financing (Details) [Line Items]
Financing agreements amount		$ 403,913
Interest payments		$ 3,600
Financing agreement interest percentage		5.00%
DIGERATI TECHNOLOGIES, INC [Member]
Equipment Financing (Details) [Line Items]
Financing agreements amount			$ 62,263
Financing agreement interest percentage	5.00%
Interest payments	$ 1,820